Government Grants - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Government Grants [Line Items]
Amortization of government grants	$ 44	$ (53)	$ 213
Restricted retained earnings	$ 600